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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)
c/o STATE STREET BANK AND TRUST COMPANY
2 AVENUE DE LAFAYETTE
P.O. BOX 5049
BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for	Copy to:
Service)

Elizabeth A. Watson	Leonard B. Mackey, Jr., Esq.
Secretary	Clifford Chance U.S. LLP
The China Fund, Inc.	31 West 52nd Street
4 Copley Place, 5th Floor	New York, New York 10019
Boston, MA 02116
Registrant’s telephone number, including area code: (888) 246-2255
Date of fiscal year end: October 31
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
January 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS
HONG KONG
Consumer Discretionary — (4.5%)
FU JI Food & Catering Services ^ * # (2)	5,462,000		$—
Intime Department Store Group Co., Ltd. (1)	12,568,629		10,761,574
Ports Design, Ltd. (1)	4,549,500		12,271,961
Shangri-La Asia, Ltd.	3,061,555		5,353,134
Yorkey Optical International Cayman, Ltd. #	7,758,926		1,578,429

			29,965,098

Consumer Staples — (1.6%)
Chaoda Modern Agriculture (Holdings), Ltd. (1)	10,507,357		10,349,544

Energy — (1.6%)
Fushan International Energy Group, Ltd.	12,018,000		10,382,955

Health Care — (6.3%)
China Pharmaceutical Group, Ltd.	12,918,000		6,603,164
China Shineway Pharmaceutical Group, Ltd.	11,184,000		19,641,642
Golden Meditech Co., Ltd. * # (1)	35,040,000		6,902,744
Natural Beauty Bio-Technology, Ltd. #	47,740,000		8,666,980

			41,814,530

Utilities — (1.8%)
Xinao Gas Holdings, Ltd. (1)	5,084,000		12,096,891

TOTAL HONG KONG — (Cost $56,169,941)		15.8%	104,609,018

HONG KONG — “H” SHARES
Consumer Staples — (3.8%)
Wumart Stores, Inc. #	14,888,000		24,919,882

Financials — (0.8%)
China Pacific Insurance Group Co., Ltd. *	1,463,442		5,445,523

Health Care — (8.7%)
Shandong Weigao Group Medical Polymer Co., Ltd. # (1)	7,808,000		28,651,735
Sinopharm Medicine Holding Co., Ltd. * # ~ (1) (2)	7,786,000		29,220,259

			57,871,994

Industrials — (0.9%)
Anhui Expressway Co., Ltd.	8,426,300		5,836,943

Materials — (0.8%)
Zijin Mining Group Co., Ltd.	6,402,000		5,226,022

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG — “H” SHARES (continued)
Telecommunications — (1.3%)
ZTE Corp. (1)	1,461,926		$8,583,344

TOTAL HONG KONG — “H” SHARES — (Cost $59,825,982)		16.3%	107,883,708

TOTAL HONG KONG (INCLUDING “H” SHARES) (Cost $115,995,923)		32.1%	212,492,726

SINGAPORE
Consumer Staples — (4.4%)
China Fishery Group, Ltd. * # (1)	13,255,000		16,502,739
Hsu Fu Chi International, Ltd. #	9,484,000		12,819,863

			29,322,602

Financials — (0.7%)
Financial One Corp. *	12,030,000		4,364,898

Information Technology — (0.4%)
CDW Holding, Ltd. # †	54,708,000		2,821,806

TOTAL SINGAPORE — (Cost $22,845,878)		5.5%	36,509,306

TAIWAN
Consumer Discretionary — (4.9%)
FamilyMart Co., Ltd. #	4,501,652		8,412,591
Far Eastern Department Stores, Ltd.	19,066,931		18,263,572
Synnex Technology International Corp.	2,809,240		5,786,264

			32,462,427

Consumer Staples — (2.6%)
Lien Hwa Industrial Corp. #	16,476,881		7,762,382
Uni-President Enterprises Corp.	9,112,638		9,755,595

			17,517,977

Financials — (7.2%)
Cathay Financial Holding Co., Ltd. *	6,454,000		10,949,940
Fubon Financial Holdings Co., Ltd. *	4,948,000		5,792,750
KGI Securities Co., Ltd.	16,984,780		8,028,241
Ruentex Development Co., Ltd.	12,694,000		16,053,265
See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
TAIWAN (continued)
Yuanta Financial Holdings Co., Ltd.	10,520,593		$6,718,215

			47,542,411

	Face
	Amount
Financials — (0.9%)
Taiwan Life Insurance Co., Ltd., 4.0% 12/28/14 † @ (2)	200,000,000		6,260,565

	Shares
Information Technology — (4.0%)
HTC Corp.	891,900		8,794,481
Taiwan Secom Co., Ltd. #	4,738,000		7,638,108
WPG Holdings Co., Ltd.	6,320,000		9,852,126

			26,284,715

Materials — (1.9%)
China Metal Products Co., Ltd.	9,200,278		12,383,771

TOTAL TAIWAN — (Cost $105,555,963)		21.5%	142,451,866

UNITED KINGDOM
Health Care — (5.0%)
China Medical System Holdings, Ltd. # †	3,623,188		33,202,905

TOTAL UNITED KINGDOM — (Cost $9,940,990)		5.0%	33,202,905

UNITED STATES
Consumer Discretionary — (0.4%)
The9, Ltd., ADR (1)	358,900		2,444,109

Energy — (1.1%)
Far East Energy Corp. * # †	14,565,477		7,282,738

Health Care — (3.0%)
Mindray Medical International, Ltd., ADR (1)	191,700		6,684,579
WuXi PharmaTech Cayman, Inc., ADR * (1)	883,490		13,287,690

			19,972,269

Information Technology — (1.8%)
Hollysys Automation Technologies, Ltd. *	530,000		6,095,000
See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
UNITED STATES (continued)
Sina Corp. * (1)	162,700		5,883,232

			11,978,232

TOTAL UNITED STATES — (Cost $42,800,589)		6.3%	41,677,348

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $297,139,343)		70.4%	466,334,151

EQUITY LINKED SECURITIES
Consumer Staples — (4.3%)
Dalian Zhangzidao Fishery Group Co., Ltd. Access Product (expiration 01/17/12) 144A, * (3)	1,260,565		$7,235,643
Shenzhen Agricultural Products Co., Ltd. Access Product (expiration 01/17/12) 144A, (3)	6,800,000		15,419,231
Wuliangye Yibin Co., Ltd. Access Product (expiration 01/20/15) 144A, * (3)	1,403,507		6,001,396

			28,656,270

Energy — (1.2%)
China Yangtze Power Co., Ltd. Access Product (expiration 10/26/10) 144A, (4)	4,169,077		7,804,654

Financials — (3.1%)
Citic Securities Co., Ltd. China (expiration 09/23/13) 144A, * (4)	1,350,600		5,594,857
Shanghai Yuyuan Tourist Mart Co., Ltd. (expiration 03/26/14) 144A, (4)	2,385,020		9,687,789
Zhejiang Guyuelongshan Access Product (expiration 10/07/13) 144A, (4)	3,658,900		4,973,718

			20,256,364

Industrials — (4.9%)
Daqin Railway Co., Ltd. Access Product (expiration 11/02/11) 144A, * (4)	4,807,000		6,865,333
Shanghai International Airport Co., Ltd. Access Product (expiration 01/20/15) 144A, * (3)	2,526,700		6,865,044
Shanghai International Airport Co., Ltd. Access Product (expiration 10/26/10) 144A, (4)	1,800,000		4,891,018
Shanghai Qiangsheng Holding Co., Ltd. (expiration 11/13/14) 144A, (4)	4,800,000		5,990,505
Suning Appliance Co., Ltd. Access Product (expiration 01/20/15) 144A, (3)	2,874,013		7,679,363

			32,291,263

TOTAL EQUITY LINKED SECURITIES — (Cost $58,767,954)		13.5%	89,008,551

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2010 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
DIRECT INVESTMENTS
Consumer Discretionary — (7.1%)
Queenbury Investments, Ltd., (Huiyin) (acquired 05/06/08) * # † (2)	450		47,108,700
Industrials — (1.5%)
Highlight Tech Corp., (acquired 09/12/07) * # † (2) (5) (6)	1,683,447		3,000,000
Qingdao Bright Moon Seaweed Group Co., Ltd., (acquired 02/28/08) * # † (2) (6)	31,827,172		6,842,842

			9,842,842

Information Technology — (2.0%)
China Silicon Corp. Common Stock, (acquired 01/08-01/10) * # † (2)	1,234,405		$1,049,244
China Silicon Corp. Warrants (expiration 11/30/10), (acquired 11/30/07) * # † (2)	685,450		—
China Silicon Corp., Series A Preferred (acquired 11/30/07) # † (2)	27,418		4,241,565
HAND Enterprise Solutions, Ltd., (acquired 02/01/07) * # † (2)	500,000		7,669,000
teco Optronics Corp., (acquired 04/26/04) * (2)	1,861,710		—

			12,959,809

	Face
	Amount
Industrials — (3.4%)
Ugent Holdings, Ltd., 12.0% 06/04/12 (acquired 04/06/09) * # † @ (2)	177,000,000		22,789,749

TOTAL DIRECT INVESTMENTS (5) — (Cost $82,889,798)		14.0%	92,701,100

	Shares
COLLATERAL FOR SECURITIES ON LOAN — (6.5%)
State Street Navigator Prime Portfolio	43,191,369		43,191,369

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $43,191,369)		6.5%	43,191,369

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2010 (Unaudited)

	Principal
Name of Issuer and Title of Issue	Amount		Value (Note A)
SHORT TERM INVESTMENTS
UNITED STATES
Repurchase Agreement with State Street Bank and Trust, 0.14%, 01/29/10 (7)	15,130,000		15,130,000

TOTAL UNITED STATES — (Cost $15,130,000)		2.3%	15,130,000

TOTAL INVESTMENTS** — (Cost $497,118,464)		106.7%	706,365,171

OTHER ASSETS AND LIABILITIES		(6.7)%	(44,193,284)

NET ASSETS		100.0%	$662,171,887

Notes to Schedule of Investments

(A)	Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Open end investment companies are valued at net asset value per share. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract.

The Fund’s investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

^	Security is deemed worthless.

*	Denotes non-income producing security.

#	Illiquid security. At January 31, 2010, these illiquid securities amounted to $289,084,261, which represents 43.66% of total net assets.

†	Affiliated issuer (see Note B).

@	The security contains a feature or option to be converted into common stock.

~	Restricted security. At January 31, 2010, these restricted securities amounted to cost of $16,252,377 and valued at $29,220,259, which represents 4.41% of total net assets.

(1)	A portion or all of the security was held on loan. As of January 31, 2010, the market value of the securities loaned was $41,080,727.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2010 (Unaudited)

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(3)	Equity linked securities issued by Citigroup Global Markets Holdings.

(4)	Equity linked securities issued by Credit Lyonnais (CLSA).

(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value.

(6)	The Fund holds a put option which allows the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.

(7)	Repurchase agreement, dated 01/29/10, due 02/01/10 with repurchase proceeds of $15,130,013 is collateralized by US Treasury Bill 0.14% due 07/22/10 with a market value of $15,434,189.

144A	Securities restricted for resale to Qualified Institutional Buyers. At January 31, 2010, these restricted securities amounted to $89,008,551, which represented 13.44% of total net assets.

ADR	American Depositary Receipt.

**	At January 31, 2010, the cost of investment securities for tax purposes was $497,118,464. Net unrealized appreciation of investment securities for tax purposes was $209,246,707, consisting of unrealized gains of $230,139,624 on securities that had risen in value since their purchase and $20,892,917 in unrealized losses on securities that had fallen in value since their purchase.
Fair Value Measurement
In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-1035-39 to 55 provides three levels of the fair value hierarchy as follows:
•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2010 (Unaudited)
•	Level 3 — Inputs that are unobservable.
The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:
ASSETS VALUATION INPUT

Description	Level 1	Level 2	Level 3	Total
COMMON STOCK AND OTHER EQUITY INTERESTS
Hong Kong
Consumer Discretionary	$29,965,098	$—	$—	$29,965,098
Consumer Staples	10,349,544	—	—	10,349,544
Energy	10,382,955	—	—	10,382,955
Health Care	41,814,530	—	—	41,814,530
Utilities	12,096,891	—	—	12,096,891

Total Hong Kong	104,609,018	—	—	104,609,018

Hong Kong — “H” Shares
Consumer Staples	24,919,882	—	—	24,919,882
Financials	5,445,523	—	—	5,445,523
Health Care	28,651,735	—	29,220,259	57,871,994
Industrials	5,836,943	—	—	5,836,943
Materials	5,226,022	—	—	5,226,022
Telecommunications	8,583,344	—	—	8,583,344

Total Hong Kong — “H” Shares	78,663,449	—	29,220,259	107,883,708

Singapore
Consumer Staples	29,322,602	—	—	29,322,602
Financials	4,364,898	—	—	4,364,898
Information Technology	2,821,806	—	—	2,821,806

Total Singapore	36,509,306	—	—	36,509,306

Taiwan
Consumer Discretionary	32,462,427	—	—	32,462,427
Consumer Staples	17,517,977	—	—	17,517,977
Financials	47,542,411	—	6,260,565	53,802,976
Information Technology	26,284,715	—	—	26,284,715
Materials	12,383,771	—	—	12,383,771

Total Taiwan	136,191,301	—	6,260,565	142,451,866

United Kingdom
Health Care	33,202,905	—	—	33,202,905

Total United Kingdom	33,202,905	—	—	33,202,905

United States
Consumer Discretionary	2,444,109	—	—	2,444,109
Energy	7,282,738	—	—	7,282,738

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2010 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Health Care	19,972,269	—	—	19,972,269
Information Technology	11,978,232	—	—	11,978,232

Total United States	41,677,348	—	—	41,677,348

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	430,853,327	—	35,480,824	466,334,151

EQUITY LINKED SECURITIES
Consumer Staples	28,656,270	—	—	28,656,270
Energy	7,804,654	—	—	7,804,654
Financials	20,256,364	—	—	20,256,364
Industrials	32,291,263	—	—	32,291,263

TOTAL EQUITY LINKED SECURITIES	89,008,551	—	—	89,008,551

DIRECT INVESTMENTS
Consumer Discretionary	—	—	47,108,700	47,108,700
Industrials	—	—	32,632,591	32,632,591
Information Technology	—	—	12,959,809	12,959,809

TOTAL DIRECT INVESTMENTS	—	—	92,701,100	92,701,100

COLLATERAL FOR SECURITIES ON LOAN	—	43,191,369	—	43,191,369
SHORT TERM INVESTMENTS
UNITED STATES	—	15,130,000	—	15,130,000

TOTAL INVESTMENTS	519,861,878	58,321,369	128,181,924	706,365,171

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending January 31, 2010:

							Change in
							Unrealized
							Appreciation
							(Depreciation)
					Net		related to assets
				Change in	Transfers		still
	Balance as of	Net		Unrealized	in and/or	Balance as of	held at
	October 31,	Purchases	Realized Gain	Appreciation	out to	January 31,	January 31,
Investments in Securities	2009	(Sales)	(Loss)	(Depreciation)	Level 3	2010	2010

COMMON STOCK AND OTHER EQUITY INTERESTS
Financials	$—	$6,178,274	$—	$82,291	$—	$6,260,565	$82,291
Health Care	27,918,189	—	—	1,302,070	—	29,220,259	1,302,070

	27,918,189	6,178,274	—	1,384,361	—	35,480,824	1,384,361

DIRECT INVESTMENTS
Consumer Discretionary	47,108,700	—	—	—	—	47,108,700	—
Industrials	34,180,814	(1,499,999)	(6,473)	(41,751)	—	32,632,591	(48,224)

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2010 (Unaudited)

							Change in
							Unrealized
							Appreciation
							(Depreciation)
					Net		from
				Change in	Transfers		Investments
	Balance as of	Net		Unrealized	in and/or	Balance as of	Held at
	October 31,	Purchases	Realized Gain	Appreciation	out to	January 31,	January 31,
Investments in Securities	2009	(Sales)	(Loss)	(Depreciation)	Level 3	2010	2010

Information Technology	13,437,401	149,543	—	(627,135)	—	12,959,809	963,672

	94,726,915	(1,350,456)	(6,473)	(668,886)	—	92,701,100	915,448

	$122,645,104	$4,827,818	($6,473)	$715,475	$—	$128,181,924	$2,299,809

Direct Investments: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments. Direct investments are generally restricted and do not have a readily available resale market. The value of these securities at January 31, 2010 was $92,701,100 or 14.00% of the Fund’s net asset value. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Director’s of the Fund. The Fund does not have the right to demand that such securities be registered.

Security	Acquisition Date	Cost	Value
China Silicon Corp., Series A Preferred	11/30/2007	$6,552,874	$4,241,565
China Silicon Corp. Common Stock	01/08-01/10	1,110,784	1,049,244
China Silicon Corp. Warrants*	11/30/2007	—	—
HAND Enterprise Solutions, Ltd.	02/01/2007	3,164,274	7,669,000
Highlight Tech. Corp.	09/12/2007	3,012,948	3,000,000
Qingdao Bright Moon Seaweed Group Co., Ltd.	02/28/2008	7,121,480	6,842,842
Queenbury Investments, Ltd. (Huiyin)	05/06/2008	38,515,190	47,108,700
teco Optronics Corp.	04/26/2004	567,320	—
Ugent Holdings, Ltd.	04/06/2009	22,844,928	22,789,749

		$82,889,798	$92,701,100

*	Each warrant entitles the Fund to purchase twenty five shares of common stock at an exercise price of USD$2.98 per share, subject to adjustment.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2010 (Unaudited)
NOTE B — Investments in Non-Controlled Affiliates*:

	Balance of	Gross	Gross	Balance of
	Shares Held	Purchases	Sales	Shares Held	Value	Income from
	October 31,	and	and	January 31,	January 31,	Non-Controlled
Name of Issuer	2009	Additions	Reductions	2010	2010	Affiliates

CDW Holding, Ltd.	54,708,000	—	—	54,708,000	$2,821,806	$—
China Medical System Holdings, Ltd.	3,623,188	—	—	3,623,188	33,202,905	840,580
China Silicon Corp. Common Stock	1,171,572	62,833	—	1,234,405	1,049,244	—
China Silicon Corp., Series A Preferred	27,418	—	—	27,418	4,241,565	149,542
China Silicon Corp. Warrants	685,450	—	—	685,450	—	—

Far East Energy Corp.	14,565,477	—	—	14,565,477	7,282,738	—
HAND Enterprise Solutions, Ltd.	500,000	—	—	500,000	7,669,000	—

Highlight Tech. Corp.	2,525,170	—	841,723	1,683,447	3,000,000	60,164
Qingdao Bright Moon Seaweed Group Co., Ltd.	31,827,172	—	—	31,827,172	6,842,842	—
Queenbury Investments, Ltd. (Huiyin)	450	—	—	450	47,108,700	—
teco Optronics Corp.	1,861,710	—	—	1,861,710	—	—
Ugent Holdings, Ltd.	177,000,000	—	—	177,000,000	22,789,749	684,721

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE CHINA FUND, INC.
By: /s/ Jamie Skinner
Jamie Skinner
President and Chief Executive Officer
Date: March 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Jamie Skinner
Jamie Skinner
President and Chief Executive Officer
Date: March 25, 2010
By: /s/ Laura Healy
Laura F. Healy
Treasurer
Date: March 30, 2010